Taxation - Tax Charge (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Corporation tax
Current year	£ 481.9	£ 523.4		£ 569.4
Prior years	(111.8)	(98.6)		(80.3)
Corporation tax	370.1	424.8		489.1
Deferred tax
Current year	(49.0)	(235.2)		(88.0)
Prior years	2.8	7.4		(12.2)
Deferred tax	(46.2)	(227.8)		(100.2)
Tax charge	£ 323.9	£ 197.0	[1]	£ 388.9	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.